Equity_Changes in the accumulated other comprehensive income (Details) - KRW (₩)		12 Months Ended
		Dec. 31, 2020		Dec. 31, 2019		Dec. 31, 2018
Disclosure of analysis of other comprehensive income by item [Line Items]
Beginning balance		₩ (500,655,000,000)		₩ (572,210,000,000)		₩ (481,900,000,000)
Changes in accumulated other comprehensive income [Abstract]
Increase (decrease)		(22,430,000,000)	[1]	(10,406,000,000)	[2]	(92,017,000,000)	[3],[4]
Reclassification adjustments		(30,643,000,000)		74,777,000,000		(18,856,000,000)
Classified as held for sale		0
Income tax effect		(18,432,000,000)		7,184,000,000		20,563,000,000
Ending balance		(572,160,000,000)		(500,655,000,000)		(572,210,000,000)
Net gain (loss) on valuation of financial assets at FVTOCI
Disclosure of analysis of other comprehensive income by item [Line Items]
Beginning balance		(71,914,000,000)		(87,182,000,000)		(88,906,000,000)
Changes in accumulated other comprehensive income [Abstract]
Increase (decrease)		115,167,000,000	[1]	(24,180,000,000)	[2]	(8,677,000,000)	[3],[4]
Reclassification adjustments		(30,643,000,000)		43,021,000,000		8,015,000,000
Classified as held for sale		0
Income tax effect		(22,443,000,000)		(3,573,000,000)		2,386,000,000
Ending balance		₩ (9,833,000,000)		₩ (71,914,000,000)		₩ (87,182,000,000)
Explanation of transfers of cumulative gain or loss within equity of investments in equity designated as measured at fair value through other comprehensive income		The increase and decrease of financial asset valuation profit or loss at fair value through other comprehensive income is a change due to the period evaluation and the reclassification adjustments amounting to 2,664 million Won are due to disposal of equity securities during the period.		The increase and decrease of financial asset valuation profit or loss at fair value through other comprehensive income is a change due to the period evaluation and includes the amount of 29,368 million Won replaced by retained earnings due to the disposal of the equity securities.		Net gain (loss) on valuation of financial assets at FVTOCI included the 1,009 million Won transfer to retained earnings due to disposal of equity securities.
Gain (loss) on financial liabilities at FVTPL designated as upon initial recognition due to own credit risk
Disclosure of analysis of other comprehensive income by item [Line Items]
Beginning balance				₩ 0		₩ (96,000,000)
Changes in accumulated other comprehensive income [Abstract]
Increase (decrease)	[3],[4]					132,000,000
Reclassification adjustments						0
Income tax effect						(36,000,000)
Ending balance						₩ 0
Explanation of transfers of cumulative gain or loss within equity of investments in equity designated as measured at fair value through other comprehensive income						Gain (loss) on financial liabilities at fair value through profit or loss designated as upon initial recognition due to credit risk included the 4 million Won transfer to retained earnings due to redemption.
Changes in capital due to equity method
Disclosure of analysis of other comprehensive income by item [Line Items]
Beginning balance		₩ 915,000,000		302,000,000		₩ (2,656,000,000)
Changes in accumulated other comprehensive income [Abstract]
Increase (decrease)		(3,171,000,000)	[1]	(1,420,000,000)	[2]	4,080,000,000	[3],[4]
Reclassification adjustments		0		0		0
Classified as held for sale		(1,691,000,000)
Income tax effect		1,338,000,000		2,033,000,000		(1,122,000,000)
Ending balance		(2,609,000,000)		915,000,000		302,000,000
Gain (loss) on foreign currency translation of foreign operations
Disclosure of analysis of other comprehensive income by item [Line Items]
Beginning balance		(152,987,000,000)		(244,735,000,000)		(242,806,000,000)
Changes in accumulated other comprehensive income [Abstract]
Increase (decrease)		(152,486,000,000)	[1]	96,157,000,000	[2]	(2,661,000,000)	[3],[4]
Reclassification adjustments		0		0		0
Classified as held for sale		0
Income tax effect		7,110,000,000		(4,409,000,000)		732,000,000
Ending balance		(298,363,000,000)		(152,987,000,000)		(244,735,000,000)
Remeasurement gain (loss) related to defined benefit plan
Disclosure of analysis of other comprehensive income by item [Line Items]
Beginning balance		(270,977,000,000)		(236,726,000,000)		(152,358,000,000)
Changes in accumulated other comprehensive income [Abstract]
Increase (decrease)		13,492,000,000	[1]	(48,244,000,000)	[2]	(111,401,000,000)	[3],[4]
Reclassification adjustments		0		0		0
Classified as held for sale		0
Income tax effect		(3,710,000,000)		13,993,000,000		27,033,000,000
Ending balance		(261,195,000,000)		(270,977,000,000)		(236,726,000,000)
Gain (loss) on valuation of derivatives designated as cash flow hedges
Disclosure of analysis of other comprehensive income by item [Line Items]
Beginning balance		(5,692,000,000)		(3,869,000,000)		777,000,000
Changes in accumulated other comprehensive income [Abstract]
Increase (decrease)		4,568,000,000	[1]	(32,719,000,000)	[2]	30,655,000,000	[3],[4]
Reclassification adjustments		0		31,756,000,000		(26,871,000,000)
Classified as held for sale		0
Income tax effect		(262,000,000)		(860,000,000)		(8,430,000,000)
Ending balance		(1,386,000,000)		(5,692,000,000)		(3,869,000,000)
Capital related to noncurrent assets held for sale
Disclosure of analysis of other comprehensive income by item [Line Items]
Beginning balance				₩ 0		4,145,000,000
Changes in accumulated other comprehensive income [Abstract]
Increase (decrease)		0	[1]			(4,145,000,000)	[3],[4]
Reclassification adjustments		0				0
Classified as held for sale		1,691,000,000
Income tax effect		(465,000,000)				0
Ending balance		₩ 1,226,000,000				₩ 0

[1]	The increase and decrease of financial asset valuation profit or loss at fair value through other comprehensive income is a change due to the period evaluation and the reclassification adjustments amounting to 2,664 million Won are due to disposal of equity securities during the period.
[2]	The increase and decrease of financial asset valuation profit or loss at fair value through other comprehensive income is a change due to the period evaluation and the reclassification adjustments amounting to 29,368 million Won are due to disposal of equity securities during the period.
[3]	Gain (loss) on financial liabilities at fair value through profit or loss designated as upon initial recognition due to credit risk included the 4 million Won transferred to retained earnings due to redemption.
[4]	Net gain (loss) on valuation of financial assets at FVTOCI included the 1,009 million Won transfer to retained earnings due to disposal of equity securities.